Label	Element	Value
Aptus October Buffer ETF | SPDR S&P 500 ETF Trust, Expiration: 09/29/ 2026; Exercise Price: 6.63 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.80%
Aptus October Buffer ETF | First American Treasury Obligations Fund - Class X [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	82.10%
Aptus October Buffer ETF | SPDR S&P 500 ETF Trust, Expiration: 09/29/ 2026; Exercise Price: 663.04 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.80%
Aptus October Buffer ETF | SPDR S&P 500 ETF Trust, Expiration: 09/29/ 2026; Exercise Price: 563.58 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.10%)
Aptus October Buffer ETF | SPDR S&P 500 ETF Trust, Expiration: 09/29/ 2026; Exercise Price: 754.21 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.90%)
Aptus October Buffer ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.60%
Aptus October Buffer ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	82.10%
Aptus October Buffer ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.00%)
Aptus October Buffer ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(81.70%)